UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F


                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment |_|; Amendment Number: _____
   This Amendment (Check only one.):  |_| is a restatement.
                                      |_| adds new holdings entries.


Institutional Investment Manager Filing this Report:

   Name:                  Seger-Elvekrog Inc.

   Address:               33 Bloomfield Hills Parkway, Suite 270
                          Bloomfield Hills, MI  48304

   Form 13F File Number:  028-13006


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:                  Scott D. Horsburgh

   Title:                 President

   Phone:                 248-642-3100

   Signature, Place, and Date of Signing:

     /s/ Scott D. Horsburgh      Bloomfield Hills, MI        02/11/09
     ----------------------      --------------------        --------
     (Signature)                 (City, State)               (Date)


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                   FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 65

Form 13F Information Value Total (thousands):     $143,514


List of Other Included Managers: NONE

Form 13F-HR Information Table

                               Title of                    VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
Name of Issuer                   Class           CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
--------------                   -----           -----    --------  -------  ---  ----  ----------  --------  ----   ------   ----
Abbott Laboratories            COM            002824100       599    11229    SH           SOLE               0       0       11229
Affiliated Computer Svcs.      CL A           008190100      8088   176020    SH           SOLE               0       0      176020
AFLAC Inc.                     COM            001055102       245     5344    SH           SOLE               0       0        5344
AMBAC Financial Grp.           COM            023139108        33    25600    SH           SOLE               0       0       25600
American Int'l. Grp.           COM            026874107        45    28897    SH           SOLE               0       0       28897
American Oriental
   Bioengineering              COM            028731107        88    13000    SH           SOLE               0       0       13000
Amgen, Inc.                    COM            031162100      8483   146897    SH           SOLE               0       0      146897
AT&T                           COM            00206R102       217     7625    SH           SOLE               0       0        7625
BankAmerica                    COM            060505104       196    13946    SH           SOLE               0       0       13946
Berkshire Hathaway Inc.        CL A           084670108       290        3    SH           SOLE               0       0           3
BP Amoco                       SPONSORED ADR  055622104       497    10635    SH           SOLE               0       0       10635
Capital One Financial Cor      COM            14040H105      4732   148400    SH           SOLE               0       0      148400
CDC Corporation Class A        SHS A          G2022L106        52    45000    SH           SOLE               0       0       45000
Cell Genesys Inc.              COM            150921104        15    68000    SH           SOLE               0       0       68000
Cintas Corp.                   COM            172908105       232    10000    SH           SOLE               0       0       10000
Cisco Systems Inc              COM            17275R102       262    16071    SH           SOLE               0       0       16071
Coach Inc.                     COM            189754104      4708   226693    SH           SOLE               0       0      226693
Coca Cola                      COM            191216100       744    16439    SH           SOLE               0       0       16439
Colgate-Palmolive              COM            194162103       428     6250    SH           SOLE               0       0        6250
ConocoPhilips                  COM            20825C104       346     6681    SH           SOLE               0       0        6681
eBay Inc.                      COM            278642103      6050   433365    SH           SOLE               0       0      433365
EMC Corp                       COM            268648102      5631   537847    SH           SOLE               0       0      537847
Emerson                        COM            291011104       378    10326    SH           SOLE               0       0       10326
Entremed                       COM            29382F103        18   113513    SH           SOLE               0       0      113513
Exxon Mobil Corp.              COM            30231G102       887    11113    SH           SOLE               0       0       11113
Factset Research Sys           COM            303075105      2617    59151    SH           SOLE               0       0       59151
Fastenal Co.                   COM            311900104       521    14952    SH           SOLE               0       0       14952
First Financial Bancorp        COM            320209109      5321   429470    SH           SOLE               0       0      429470
Franklin Resources I           COM            354613101       967    15155    SH           SOLE               0       0       15155
Garmin Ltd.                    ORD            G37260109      2581   134615    SH           SOLE               0       0      134615
General Electric               COM            369604103       895    55220    SH           SOLE               0       0       55220
GFI Group Inc                  COM            361652209        71    20000    SH           SOLE               0       0       20000
Gilead Sciences Inc.           COM            375558103      9350   182825    SH           SOLE               0       0      182825
Global Payments Inc.           COM            37940X102      5993   182756    SH           SOLE               0       0      182756
Hubbell Inc Class B            CL B           443510201       251     7690    SH           SOLE               0       0        7690
Intel                          COM            458140100       238    16225    SH           SOLE               0       0       16225
ISIS Pharmaceuticals           COM            464330109       213    15000    SH           SOLE               0       0       15000
J P Morgan & Co Inc.           COM            46625H100       218     6900    SH           SOLE               0       0        6900
Johnson & Johnson              COM            478160104       483     8067    SH           SOLE               0       0        8067
Kinetic Concepts Inc.          COM            49460W208      3300   172071    SH           SOLE               0       0      172071
Life Time Fitness In           COM            53217R207      2857   220625    SH           SOLE               0       0      220625
LJ International Inc.          ORD            G55312105        28    42200    SH           SOLE               0       0       42200
McDonald's Corporation         COM            580135101      1228    19744    SH           SOLE               0       0       19744
Medtronic Inc.                 COM            585055106       595    18947    SH           SOLE               0       0       18947
Merge Technologies Inc.        COM            589981109        55    43350    SH           SOLE               0       0       43350
Microsoft                      COM            594918104       202    10387    SH           SOLE               0       0       10387
National City Bank             COM            635405103        18    10000    SH           SOLE               0       0       10000
NeuStar Inc.                   CL A           64126X201      3874   202490    SH           SOLE               0       0      202490

                               Title of                    VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
Name of Issuer                   Class           CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
--------------                   -----           -----    --------  -------  ---  ----  ----------  --------  ----   ------   ----
Northern Trust Corp;           COM            665859104       626    12000    SH           SOLE               0       0       12000
O Reilly Automotive Inc.       COM            686091109     11802   383933    SH           SOLE               0       0      383933
Omnivision Technologies        COM            682128103       168    32000    SH           SOLE               0       0       32000
Oracle Corp.                   COM            68389X105       470    26496    SH           SOLE               0       0       26496
Pharmaceutical Product
   Development                 COM            717124101      6918   238480    SH           SOLE               0       0      238480
Philip Morris Intl  Inc        COM            718172109       424     9750    SH           SOLE               0       0        9750
Procter & Gamble               COM            742718109      2846    46034    SH           SOLE               0       0       46034
Roper Industries Inc.          COM            776696106      8272   190564    SH           SOLE               0       0      190564
Seagate Technology             SHS            G7945J104        44    10000    SH           SOLE               0       0       10000
Sigma Designs                  COM            826565103       190    20000    SH           SOLE               0       0       20000
StanCorp Financial Group       COM            852891100      7478   179037    SH           SOLE               0       0      179037
Stryker                        COM            863667101      7411   185504    SH           SOLE               0       0      185504
T Rowe Price Group Inc.        COM            74144T108      5758   162480    SH           SOLE               0       0      162480
Teva Pharmaceutical Indus      ADR            881624209       204     4800    SH           SOLE               0       0        4800
United Technologies Corp       COM            913017109       343     6403    SH           SOLE               0       0        6403
UTSTARCOM Inc.                 COM            918076100        44    23875    SH           SOLE               0       0       23875
Waters Corp.                   COM            941848103      5372   146589    SH           SOLE               0       0      146589